UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         03/31/00
                                               --------------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WAKLEY & ROBERTON, INC.
Address:          500 108TH AVENUE N.E.
                  SUITE 1770
                  BELLEVUE, WA 98004



Form 13F File Number:    28-06804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARGE JOHNSON
Title:              OFFICE MANAGER
Phone:              (425) 455-4825

Signature, Place, and Date of Signing:

    /S/ MARGE JOHNSON               BELLEVUE, WA                   5/11/00
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                             0
                                                          -----------

Form 13F Information Table Entry Total:                       65
                                                          -----------

Form 13F Information Table Value Total:                     123,688
                                                          -----------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number                        Name

         ____     28-_____________________                    NONE

         [Repeat as necessary.]

                               INFORMATION TABLE



                             WAKLEY & ROBERTON, INC.
                                 March 31, 2000


     ITEM 1                 ITEM 2      ITEM 3     ITEM 4         ITEM 5      ITEM 6          ITEM 7             ITEM 8
 NAME OF ISSUER         TITLE OF CLASS  CUSIP    FAIR MARKET     SHARES OF   INVESTMENT       MANAGERS           VOTING
                                        NUMBER  VALUE (X$1,000)  PRINCIPAL   DISCRETION                         AUTHORITY
                                                                  AMOUNT                                A. SOLE  B. SHARED  C. NONE
---------------         --------------  ------   -----------     ---------   ----------       --------  -------  ---------  --------

MICROSOFT CORP               Common    59491810     19,091       179,677       SOLE             N/A      7,970               171,707
INTEL CORP                   Common    45814010     12,869        97,535       SOLE             N/A      5,250                92,285
GENERAL ELECTRIC             Common    36960410      8,761        56,298       SOLE             N/A      2,000                54,298
  COMPANY
INTERNATIONAL                Common    45920010      6,576        55,610       SOLE             N/A      3,700                51,910
  BUSINESS MACHINES                                                            SOLE
ORACLE CORPORATION           Common    68389X10      6,266        80,274       SOLE             N/A     10,000                70,274
HEWLETT-PACKARD              Common    42823610      6,247        47,125       SOLE             N/A      3,100                44,025
  COMPANY
AMERICA ONLINE INC DEL COM   Common   02364J104      4,110        60,940       SOLE             N/A      7,300                53,640
CISCO COMMUNICATIONS INC     Common    17275R10      4,109        53,142       SOLE             N/A      6,000                47,142
EXXON MOBILE CORP            Common   30231G102      3,894        49,922       SOLE             N/A        500                49,422
LUCENT TECHNOLOGIES COM      Common    54946310      3,306        53,325       SOLE             N/A      4,500                48,825
MERCK & CO., INC             Common    58933110      2,936        47,260       SOLE             N/A        250                47,010
CHASE MANHATTAN CORP         Common    16161A10      2,826        32,414       SOLE             N/A        500                31,914
CITIGROUP INC COM            Common   172967101      2,786        46,532       SOLE             N/A      1,575                44,957
MCDONALD'S                   Common    58013510      2,201        58,901       SOLE             N/A      1,400                57,501
  CORPORATION
NEXTEL COMMUNICATIONS CL A   Common   65332V103      2,009        13,550       SOLE             N/A          0                13,550
DELL COMPUTER CORP COM       Common   247025109      1,894        35,120       SOLE             N/A        850                34,270
ROYAL DUTCH                  Common    78025780      1,760        30,450       SOLE             N/A        600                29,850
  PETROLEUM COMPANY
MOTOROLA, INC                Common    62007610      1,718        11,765       SOLE             N/A          0                11,765
JOHNSON & JOHNSON            Common    47816010      1,472        20,950       SOLE             N/A        600                20,350
BANKAMERICA CORP             Common     6605010      1,462        27,880       SOLE             N/A      1,478                26,402
MORGAN (J.P.) COMPANY        Common    61688010      1,403        10,650       SOLE             N/A          0                10,650
EMC CORP MASS COM            Common   268648102      1,386        11,000       SOLE             N/A      3,250                 7,750
BRISTOL MYERS SQUIBB CO      Common    11012210      1,378        23,750       SOLE             N/A        400                23,350
AMERICAN HOME                Common     2660910      1,264        23,525       SOLE             N/A          0                23,525
  PRODUCTS CORP.
GTE CORPORATION              Common    36232010      1,172        16,500       SOLE             N/A          0                16,500
PEPSICO, INC                 Common    71344810      1,018        29,200       SOLE             N/A          0                29,200
PROCTER & GAMBLE             Common    74271810        977        17,220       SOLE             N/A          0                17,220
WAL-MART STORES              Common   931142103        968        17,140       SOLE             N/A      4,800                12,340
ALBERTSON'S, INC             Common     1310410        953        30,875       SOLE             N/A        150                30,725
BP AMOCO PLC                 Common    55622104        927        17,402       SOLE             N/A          0                17,402
  SPONSORED ADR
MCI WORLDCOM INC COM         Common   55268B106        895        19,761       SOLE             N/A          0                19,761
STATE ST CORP                Common    85747710        775         8,000       SOLE             N/A          0                 8,000
COMPAQ COMPUTER CORP         Common    20449310        762        28,500       SOLE             N/A          0                28,500
CHEVRON CORPORATION          Common    16675110        756         8,181       SOLE             N/A        100                 8,081
VODAFONE AIRTOUCH PLC        Common   92857T107        699        12,575       SOLE             N/A        525                12,050
  SPONSORED ADR
US BANCORP DEL COM           Common    90297310        692        31,616       SOLE             N/A          0                31,616
HOME DEPOT INC COM           Common   437076102        687        10,650       SOLE             N/A      3,450                 7,200
AMGEN INC                    Common    31162100        675        11,000       SOLE             N/A        825                10,175
SCHLUMBERGER, LTD            Common    80685710        589         7,700       SOLE             N/A          0                 7,700
TEXAS INSTRS INC COM         Common   882508104        576         3,600       SOLE             N/A          0                 3,600
APPLE COMPUTERS              Common    37833100        568         4,185       SOLE             N/A      1,750                 2,435
AT&T CORP                    Common      195710        567        10,074       SOLE             N/A          0                10,074
UNITED PARCEL SERVICE CL B   Common   911312106        548         8,700       SOLE             N/A          0                 8,700
TEXACO, INC                  Common    88169410        543        10,100       SOLE             N/A          0                10,100
COSTCO WHOLESALE             Common   22160K105        476         9,050       SOLE             N/A          0                 9,050
MORGAN STANLEY               Common   617446448        435         5,250       SOLE             N/A          0                 5,250
  DEAN WITTER & CO
CATERPILLAR, INC             Common    14912310        422        10,700       SOLE             N/A          0                10,700
PFIZER, INC                  Common    71708110        414        11,310       SOLE             N/A      1,200                10,110
ILLINOIS TOOL WORKS          Common    45230810        384         6,950       SOLE             N/A        100                 6,850
BIOGEN INC COM               Common    90597105        337         4,828       SOLE             N/A        125                 4,703
STARBUCKS CORP               Common   855244109        336         7,500       SOLE             N/A          0                 7,500
WARNER LAMBERT               Common    93448810        335         3,425       SOLE             N/A          0                 3,425
COMPUTER ASSOC INTL COM      Common    20491210        327         5,525       SOLE             N/A          0                 5,525
BURLINGTON NORTHERN          Common   12189T10         321        14,100       SOLE             N/A        150                13,950
  SANTA FE                                                                                                                         0
AMERICAN INTERNATIONAL GRP   Common    26874107        315         2,875       SOLE             N/A          0                 2,875
SCHWAB CHARLES CP NEW COM    Common   808513105        314         5,500       SOLE             N/A          0                 5,500
NORTEL NETWORKS CORP         Common   656569100        303         2,400       SOLE             N/A          0                 2,400
WASHINGTON MUTUAL INC COM    Common   939322103        260         9,825       SOLE             N/A          0                 9,825
ELI LILLY & COMPANY          Common    53245710        257         4,100       SOLE             N/A          0                 4,100
PHILLIP MORRIS COS  INC      Common   718154107        246        11,800       SOLE             N/A          0                11,800
SUN MICROSYSTEMS INC COM     Common   866810104        237         2,525       SOLE             N/A          0                 2,525
DUPONT E.I                   Common    26353410        228         4,300       SOLE             N/A          0                 4,300
  DENEMOURS & CO
BOEING COMPANY               Common     9702310        224         5,924       SOLE             N/A          0                 5,924
CLOROX CO                    Common   189054109        223         6,760       SOLE             N/A          0                 6,760
U S WEST INC NEW COM         Common    91273H10        223         3,070       SOLE             N/A          0                 3,070



GRAND TOTAL                                        123,688